Subsequent events	12 Months Ended
Dec. 31, 2016
Subsequent Events [Abstract]
Subsequent events
Subsequent events

On 12 February 2017, the Board of Directors declared a fourth interim dividend of $0.32 per common share to be paid on 27 March 2017 to shareholders of record on 13 March 2017.

Note 30: Subsequent events (unaudited)

Prior to February 28, 2017, The Carlyle Group was our principal shareholder and owned approximately 14% of our common shares as of January 31, 2017.  On February 28, 2017, The Carlyle Group completed the sale of all of its shares of our common shares in a registered secondary offering.